Other Payables	6 Months Ended
Jun. 30, 2025
Other Payables [Abstract]
Other payables
14.	Other payables

	June 30, 2025	December 31, 2024
Professional fee payable	$375,650	$525,426
Salaries and bonuses payable	333,775	615,645
Pension payable	30,830	26,826
Output tax payable	75,927	44,381
Others*	373,088	1,238,857
	$1,189,270	$2,451,135

*	Others primarily includes accrued expenses and accrued interest on borrowings.